Average Annual Total Returns (Core Bond Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Five Year	5.80%
Since Inception	5.38%
Date of Inception	Apr. 29, 2005
Series I, Core Bond Trust
Average Annual Total Returns
One Year	7.08%
Five Year	6.05%
Since Inception	5.52%
Date of Inception	Apr. 29, 2005
Series II, Core Bond Trust
Average Annual Total Returns
One Year	6.92%
Five Year	5.84%
Since Inception	5.29%
Date of Inception	Apr. 29, 2005
Series NAV, Core Bond Trust
Average Annual Total Returns
One Year	7.17%
Five Year	6.11%
Since Inception	5.54%
Date of Inception	Apr. 29, 2005